COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2022
COMMITMENTS AND CONTINGENCIES

Note 12: Commitments and Contingencies

Commitments

The Company enters into various agreements with suppliers for the products it distributes. The Company had no long-term purchase commitments or arrangements with its suppliers as of December 31, 2022, and June 30, 2022.

Litigation, Claims and Assessments

We are exposed to claims, litigation and/or cyber-attacks of varying degrees arising in the ordinary course of business and use various methods to resolve these matters. When a loss is probable, we record an accrual based on the reasonably estimable loss or range of loss. When no point of loss is more likely than another, we record the lowest amount in the estimated range of loss and, if material, disclose the estimated range of loss. We do not record liabilities for reasonably possible loss contingencies but do disclose a range of reasonably possible losses if they are material and we are able to estimate such a range. If we cannot provide a range of reasonably possible losses, we explain the factors that prevent us from determining such a range. Historically, adjustments to our estimates have not been material. We believe the recorded reserves in our consolidated financial statements are adequate in light of the probable and estimable liabilities. We do not believe that any of these identified claims or litigation will be material to our results of operations, cash flows, or financial condition.

Note 11: Commitments and Contingencies

Commitments

The Company enters into various agreements with suppliers for the products it distributes. The Company had no long-term purchase commitments or arrangements with its suppliers as of June 30, 2022 or 2021.

Litigation, Claims and Assessments

We are exposed to claims, litigation and/or cyber-attacks of varying degrees arising in the ordinary course of business and use various methods to resolve these matters. When a loss is probable, we record an accrual based on the reasonably estimable loss or range of loss. When no point of loss is more likely than another, we record the lowest amount in the estimated range of loss and, if material, disclose the estimated range of loss. We do not record liabilities for reasonably possible loss contingencies but do disclose a range of reasonably possible losses if they are material and we are able to estimate such a range. If we cannot provide a range of reasonably possible losses, we explain the factors that prevent us from determining such a range. Historically, adjustments to our estimates have not been material. We believe the recorded reserves in our consolidated financial statements are adequate in light of the probable and estimable liabilities. We do not believe that any of these identified claims or litigation will be material to our results of operations, cash flows, or financial condition.

ADARA ACQUISITION CORP
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

NOTE 6. COMMITMENTS AND CONTINGENCIES (continued)

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination. The Company is permitted to use interest earned on the proceeds placed in the trust account to pay taxes, which could include any excise tax due under the IR Act on any redemptions or stock buybacks by Adara.

Registration Rights

Pursuant to a registration rights agreement entered into on February 8, 2021, the holders of the Founder Shares, Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Agreement

On February 10, 2023, Alliance, Adara, and Merger Sub, consummated the closing of the transactions contemplated by the Business Combination Agreement, dated June 22, 2022, by and among Alliance, Adara and Merger Sub, following their approval at a special meeting of the stockholders of Adara held on January 18, 2023.

On June 22, 2022, the Company, Merger Sub and Alliance entered into the Business Combination Agreement, pursuant to which the Company and Alliance will consummate the Business Combination. The Business Combination Agreement contains customary representations and warranties, covenants, closing conditions, termination fee provisions and other terms relating to the Merger and the other transactions contemplated thereby.

Pursuant to the BCA, Merger Sub will merge with and into Alliance, with Alliance being the surviving entity (the “Merger”). The Merger is to become effective by the filing of a certificate of merger with the Secretary of State of the State of Delaware, in accordance with the relevant provisions of the Delaware General Corporation Law and mutually agreed by the parties and will be effective immediately upon such filing or upon such later time as may be agreed by the parties and specified in such certificate of merger (such time, “Effective Time”). The parties will hold the closing immediately prior to such filing of a certificate of merger, on the closing date.

The Effective Time shall occur as promptly as practicable but in no event later than three business days after the satisfaction or, if permissible, waiver of the conditions to the completion of the Business Combination set forth in the BCA (other than those conditions that by their nature are to be satisfied at closing, provided that the occurrence of the closing shall remain subject to the satisfaction or, if permissible, waiver at the closing).

NOTE 6. COMMITMENTS AND CONTINGENCIES (continued)

At the Effective Time, by virtue of the Merger and without any action on the part of Adara, Merger Sub, Alliance or the holders of any of Alliance’s securities:

➢	Each share of Alliance common stock issued and outstanding immediately prior to the Effective Time will be cancelled and automatically converted into the right to receive the number of shares of the Company surviving the Business Combination (the “Combined Company Common Stock”) equal to the Exchange Ratio and
➢	No certificates or scrip or shares representing fractional shares of Combined Company Common Stock shall be issued upon the exchange of Alliance common stock and such fractional share interests will not entitle the owner thereof to vote or to have any rights of a stockholder of Adara or a holder of shares of Combined Company Common Stock. In lieu of any fractional share of Combined Company Common Stock to which each holder of Alliance common stock would otherwise be entitled, the fractional share shall be rounded up or down to the nearest whole share of Combined Company Common Stock, with a fraction of 0.5 rounded up. No cash settlements shall be made with respect to fractional shares eliminated by rounding.

At the closing, the Company will also issue to the Alliance stockholders shares of a to be formed Class E Common Stock (the “Contingent Consideration Shares”) which shall be placed into an escrow account pursuant to the Contingent Consideration Shares Agreement and shall not be released from escrow over a ten-year period unless and until they are earned as a result of the occurrence of the applicable triggering event as follows: 20,000,000 Contingent Consideration Shares will be earned upon the occurrence of triggering event I prior to the five-year anniversary of the closing; 20,000,000 Contingent Consideration Shares will be earned upon the occurrence of triggering event II prior to the seven-year anniversary of the closing; and 20,000,000 Contingent Consideration Shares will be earned upon the occurrence of triggering event III prior to the ten-year anniversary of the closing.

Upon the occurrence of a triggering event, the Contingent Consideration Shares released from the escrow shall automatically convert into an equal number of shares of Combined Company Common Stock.

Pursuant to a letter agreement dated March 17, 2022, as amended, ThinkEquity, an Adara Initial Stockholder, will receive a financial advisory fee for serving as Adara’s financial advisor in connection with the Business Combination in an amount equal to 3.5% of the net funds held in the Trust Account after giving effect to redemptions by Adara Public Stockholders, which shall be due and payable in immediately available funds on the closing date.